As filed with the Securities and Exchange Commission on December 31, 2015

033-80057

Registration Nos. 811-9140

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the

SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
and/or

REGISTRATION STATEMENT
Under the
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 36	☒

(Check appropriate box or boxes.)

Virtus Retirement Trust

(Exact Name of Registrant as Specified in Charter)

101 Munson Street, Greenfield, MA	01301
(Address of Principal Executive Offices)	(Zip Code)

(800) 243-1574

(Registrant’s Telephone Number, including Area Code)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 8, 2016 pursuant to paragraph (b) of rule 485.
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C of Registrant’s Post-Effective Amendment No. 32 under the Securities Act of 1933 (“1933 Act”) and No. 34 under the Investment Company Act of 1940, filed on September 21, 2015, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment to January 8, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 31st day of December, 2015.

VIRTUS RETIREMENT TRUST

By:	/s/ GEORGE R. AYLWARD
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the 31st day of December, 2015.

Signature	Title

/s/ GEORGE R. AYLWARD
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. PATRICK BRADLEY
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ HASSELL H. MCCLELLAN
Hassell H. McClellan*	Trustee

/s/ PHILIP R. MCLOUGHLIN
Philip R. McLoughlin*	Trustee and Chairman

/s/ GERALDINE M. MCNAMARA
Geraldine M. McNamara*	Trustee

/s/ JAMES M. OATES
James M. Oates*	Trustee

/s/ RICHARD E. SEGERSON
Richard E. Segerson*	Trustee

/s/ FERDINAND L.J. VERDONCK
Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ GEORGE R. AYLWARD
*George R. Aylward, Attorney-in-Fact, pursuant to a
power of attorney